03053813

RECD S.E.C.
JUL 3 2003
510

PROCESSED
SEP 17 2003
THOMSON FINANCIAL

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OFFICIAL USE
FILE NO. 84-1964
DOC. SEQ. NO. 03053813
EFFECTIVE DATE 9-1-03

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM TA-W

NOTICE OF WITHDRAWAL FROM REGISTRATION AS TRANSFER AGENT

Pursuant To Section 17A of the Securities Exchange Act of 1934

Read all instructions on reverse side before preparing form. Please print or type.

1. Transfer Agent File No.: 84 - 1964 2. Full name of registrant: Gemini Fund Services, Inc.

3. Name under which transfer agent activities are conducted, if different from above: N/A

4. Address of registrants principal place of business: 4020 South 147th Street, Omaha, Nebraska 68137
No. and street City State Zip Code

5. Furnish registrants reasons for ceasing the performance of transfer agent functions or for otherwise requesting withdrawal of its registration.
See Supplement attached hereto

6. Furnish the last date registrant performed transfer agent functions as defined by Section 3(a)(25) of the Act for any security, including debt and equity, registered under Section 12 of the Act or which would be required to be registered except for the exemption from registration provided by subsection (g)(2)(B) or (g)(2)(G) of that section.
Upon approval of its successor, Gemini Fund Services, LLC
Does registrant have any intention of performing in the near future a transfer agent function for any such security? No

7. Is registrant directly or indirectly involved in any legal actions or proceedings or aware of any potential claims *(including out-of-proof conditions)* against it in connection with its performance of transfer agent functions for any security? If so, furnish complete information with respect to each.
☐ Yes ☒ No

8. Are there any unsatisfied judgments or liens against registrant arising out of its performance of transfer agent functions for any security? If so, furnish complete information regarding each judgment or lien.
☐ Yes ☒ No

9. For each issue shown on Schedule B of registrants Form TA-I, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of any successor transfer agent(s) and state whether such transfer agent(s) is registered as a transfer agent pursuant to the Act. If there is no successor transfer agent(s), so state.
See Supplement attached hereto

10. For each issue shown on Schedule B of registrants Form TA-I, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of the person(s) who has or will have custody or possession of the books and records which registrant maintained in connection with its performance of transfer agent functions.
See Supplement attached hereto

11. Furnish the address(es), if different from Item 10, where such books and records will be located. N/A

12. EXECUTION. The registrant submitting this Form and its attachments and the person executing it represent hereby that it and all materials filed in connection therewith contain a true, correct and complete statement of all required information. Registrant also consents hereby to make the books and records it is required to preserve by Rules 17A d-6 and 7 under the Securities Exchange Act of 1934 (17 CFR 240.17A d-6 and 7) available for examination by authorized representatives of the Securities and Exchange Commission during the period the rules require registrant to preserve such books and records and hereby authorizes the person having custody of such books and records to make them available to such representatives.

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. *(See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).*

Dated the 1st *day of* July, 2003

Gemini Fund Services, Inc.
(Name of transfer agent)

Larie Lucille Lydick
(Manual signature of principal officer or duly authorized principal)

Larie Lucille Lydick
(Printed name of principal officer or duly authorized principal)

Senior Vice President (402) 493-4603
(Title) (Telephone number)

Persons who potentially are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 1669 (7-02))

Name: **Gemini Fund Services, Inc.**
File No: **84-1964**

Supplement to Answers on Form TA-W

Answer to Item 5.

Effective June 1, 2003, Gemini Fund Services, Inc. ("Gemini") has changed the legal form of its organization from a corporation to a limited liability company and is now known as Gemini Fund Services, LLC. An amendment of Gemini's Form TA-1 was filed with the Commission on June 9, 2003 and subsequently rejected due to the fact that the Commission does not recognize successor filings of transfer agents. Therefore, as instructed by Tina Churchman of the Commission pursuant to phone conversations on June 24, 2003 and again on July 1, 2003, a Form TA-1 was filed to register Gemini Fund Services, LLC at the same time this TA-W is being filed to withdraw registration for Gemini.

Answer to Item 9.

All work performed by registrant will be performed by its successor, Gemini Fund Services, LLC.

Answer to Item 10.

The custody of the books and records which registrant maintained in connection with its performance of transfer agent function will remain with registrants successor, Gemini Fund Services, LLC located at 4020 South 147th Street, Omaha, Nebraska 68137.